FORM 13F

	FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: March 31, 2002

Check here if Amendment (      ); Amendment Number:
This Amendment (Check only one.) :(         ) is a restatement
	                          (         ) adds new holdings entries

Institional Investment Manager Filing this Report:
Name:    	ART Advisors, LLC
Address:	667 Madison Ave
	        New York, NY  10021

13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name:	Aaron Sosnick
Title:	Manager

Phone:	(212) 303-0513

Signature, Place, and Date of Signing:
Aaron Sosnick,  New York, New York ,  May 14th 2002



Report Type (Check only one.) :
(       )	13 F HOLDINGS REPORT.
(   x   )	13F NOTICE.
(       )	13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:
Form 13F File No.    Name
28-99999	     Caxton Associates L.L.C
		     Princeton Plaza, Building 2
	             731 Alexander Road
	             Princeton, NJ 08540


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

Manager Reporting on Behalf of Reporting Manager:
28-99999	     Caxton Associates L.L.C
		     Princeton Plaza, Building 2
	             731 Alexander Road
	             Princeton, NJ 08540